MARKETABLE SECURITIES (Tables)	9 Months Ended
Jan. 31, 2015
Schedule of Marketable Securities [Table Text Block]
	January 31, 2015	April 30, 2014
Certificate of deposits	$100,341	$—
Mutual funds	252,434	—
Total	$352,775	$—